Share-Based Payment Arrangements - Summary Of Company's Obligation To Issue Shares On The Vesting Of RSUs (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	71,190	35,877
Restricted Share Units [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			11,905
Number of other equity instruments exercised	79,638
Weighted average exercise price of other equity instruments exercised in share based payment arrangement | $ / shares	$ 8.87
Issued capital [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	71,190